INTANGIBLE ASSETS (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
INTANGIBLE ASSETS
Amortization of intangible assets	$ 1,644	$ 1,929	$ 5,988	$ 1,929	$ 4,096	$ 0